EXHIBIT 99.13	AMC DATA COMPARE

Data Compare - Redwood

Run Date - 12/28/2018 10:18:55 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[Redacted]	408016670	[Redacted]	Investor: Qualifying Total Debt Ratio	0	42.37572	Verified	Field value reflects source document
[Redacted]	408017703	[Redacted]	Investor: Qualifying Total Debt Ratio	0	42.11845	Verified	Field value reflects source document
[Redacted]	408017924	[Redacted]	Investor: Qualifying Total Debt Ratio	0	36.63775	Verified	Field value reflects source document
[Redacted]	408020705	[Redacted]	Original CLTV	56.88	70.31	Verified	Field value reflects source document
[Redacted]	408022758	[Redacted]	Original CLTV	78.32	80	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lesser of the appraised value or purchase price. (Purchases)
[Redacted]	408022758	[Redacted]	Original LTV	78.32	80	Verified	Field Value reflects Original Principal Balance divided by the lesser of the appraised value or purchase price. (Purchases)
[Redacted]	408022758	[Redacted]	Investor: Qualifying Total Debt Ratio	34.08	45.68028	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[Redacted]	408022950	[Redacted]	Investor: Qualifying Total Debt Ratio	46.6	48.72597	Verified	It appears the Lender did not include the costs for the Borrowers second property.